SCHEDULE OF WEIGHTED-AVERAGE OF OPERATING LEASE (Details)	Mar. 31, 2024	Sep. 30, 2023
Operating Lease
Weighted-average remaining lease term	10 months 24 days	1 year 4 months 24 days
Weighted-average discount rate	4.75%	4.75%